UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		"WASHINGTON, D.C. 20549"

		FORM 13F
          FORM 13F COVER PAGE
"Report for the Calendar Year or Quarter Ended: December 31, 2011"
Check here if Amendment [   ]; Amendment Number: 1

This Amendment (Check only one.):[   ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Menlo Advisors LLC
Address:       800 Oak Grove Avenue
               Suite 205
"              Menlo Park, CA 94025"

13F File Number:  28-10719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kent R. Seymour
Title:         President
Phone:         650-688-0300
"Signature, Place, and Date of Signing:"

"    Kent R. Seymour    Menlo Park, CA     JANUARY 13, 2011"

Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      34

"Form 13F Information Table Value Total:      $83,168"


List of Other Included Managers:

NONE

                                        	       FORM 13F INFORMATION TABLE
                                                                                                            Voting Authority
                                                                          FORM 13F INFORMATION TABLE
                                                                                                             Voting Authority
                                Title of                       Value     Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                  class               CUSIP      (x$1000)  Prn Amt  Prn Call Dscretn  Managers Sole Shared None
------------------------------  ----------------    ---------  --------  -------- --- ---- -------  ----------------------------
------------------------------  ----------------    ---------  --------  -------- --- ---- -------  ----------------------------
ABBOTT LABORATORIES             COM                 002824100       6292    111905SH       SOLE                  0      0111905
ACCURAY INC                     COM                 004397105        275     65000SH       SOLE                  0      065000
ADVISRSHR TR ACTIV BR ETF       ACTIV BEAR ETF      00768y883        1279    51100SH       SOLE                  0      051100
APPLE INC                       COM                 037833100       4713     11638SH       SOLE                  0      011638
ARCHIPELAGO LEARNING INC        COM                 03956P102         129    13358SH       SOLE                  0      013358
BERKSHIRE HATHAWAY B NEW        CL B NEW            084670702       7639    100116SH       SOLE                  0      0100116
BROOKFLD AST MGMT VT CL A       CL A LTD VT         112585104        2760   100440SH       SOLE                  0      0100440
C V S CAREMARK CORP             COM                 126650100        5535   135730SH       SOLE                  0      0135730
CHEVRON CORPORATION             COM                 166764100        3086    29007SH       SOLE                  0      029007
CISCO SYSTEMS INC               COM                 17275r102        4963   274511SH       SOLE                  0      0274511
EMPIRE DISTRICT ELEC CO         COM                 291641108        3606   170980SH       SOLE                  0      0170980
EXELIS INC                      COM                 30162a108         745    82305SH       SOLE                  0      082305
GENERAL GROWTH PPTYS NEW        COM                 370023103        2456   163491SH       SOLE                  0      0163491
GOOGLE INC CLASS A              CL A                38259p508        6177     9564SH       SOLE                  0      09564
HARRIS CORPORATION              COM                 413875105        4226   117250SH       SOLE                  0      0117250
HOWARD HUGHES CORP              COM                 44267d107        1280    28989SH       SOLE                  0      028989
I T T CORPORATION NEW           COM NEW             450911201         801    41462SH       SOLE                  0      041462
INTERDIGITAL INC                COM                 45867g101        1819    41745SH       SOLE                  0      041745
ISHRS TR BRCLYS BD 1-3 YR       BARCLYS 1-3YR CR    464288646        1100    10555SH       SOLE                  0      010555
ISHRS TR BRCLYS BD INTER        BARCLYS INTER CR    464288638         667     6220SH       SOLE                  0      06220
ISHRS TR BRCLYS TIP BD FD       BARCLYS TIPS BD     464287176        5912    50665SH       SOLE                  0      050665
L H C GROUP                     COM                 50187a107         323    25150SH       SOLE                  0      025150
MKT VCTRS ETF JR GLD MINR       JR GOLD MINERS E    57060u589        1436    58125SH       SOLE                  0      058125
MKT VCTRS ETF TR GLD MINR       GOLD MINER ETF      57060u100        5222   101535SH       SOLE                  0      0101535
MEDTRONIC INC                   COM                 585055106        3003    78505SH       SOLE                  0      078505
MICROSOFT CORP                  COM                 594918104        5210   200695SH       SOLE                  0      0200695
ORACLE CORPORATION              COM                 68389x105        1866    72730SH       SOLE                  0      072730
PROSHARES SHORT S&P 500         PHSH SHRT S&P500    74347r503        2835    70145SH       SOLE                  0      070145
SPDR GOLD TRUST SH              GOLD SHS            78463v107        5534    36409SH       SOLE                  0      036409
SUPERIOR ENERGY SERVICES        COM                 868157108        2971   104455SH       SOLE                  0      0104455
TELEPHONE & DATA SYS SP         SPL COM             879433860        1553    65240SH       SOLE                  0      065240
VODAFONE GR NEW SPONS ADR       SPONS ADR NEW       92857w209        5413   193125SH       SOLE                  0      0193125
WSDMTREE TR CHIN YUAN FD        CHINESE YUAN ETF    97717w182         538    21350SH       SOLE                  0      021350
XYLEM INC                       COM                 98419m100        2131    82955SH       SOLE                  0      082955
